Loan and lease operations - Schedule of Reconciliation of Gross Portfolio of Loans (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Beginning balance	R$ 47,758
Ending balance	49,069	R$ 47,758
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Beginning balance	1,025,493	910,590
Acquisition / (Settlement)	91,605	146,210
Write-off	(33,300)	(31,307)
Ending balance	1,083,798	1,025,493
Individuals | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Beginning balance	445,574	416,616
Acquisition / (Settlement)	52,762	53,114
Write-off	(25,110)	(24,156)
Ending balance	473,226	445,574
Companies | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Beginning balance	357,633	307,645
Acquisition / (Settlement)	27,794	55,583
Write-off	(5,139)	(5,595)
Ending balance	380,288	357,633
Foreign units Latin America | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Beginning balance	222,286	186,329
Acquisition / (Settlement)	11,049	37,513
Write-off	(3,051)	(1,556)
Ending balance	230,284	222,286
Stage 1 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Beginning balance	876,653	760,654
Transfer to Stage 2	(48,008)	74,727
Transfer to Stage 3	(7,402)	3,807
Cure from Stage 2	53,189	43,856
Cure from Stage 3	2,208	477
Acquisition / (Settlement)	104,377	150,200
Write-off	0	0
Ending balance	981,017	876,653
Stage 1 | Foreign units Latin America | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Beginning balance	196,464	164,907
Transfer to Stage 2	(10,101)	8,863
Transfer to Stage 3	(1,166)	884
Cure from Stage 2	9,542	3,378
Cure from Stage 3	1,347	22
Acquisition / (Settlement)	14,859	37,904
Write-off	0	0
Ending balance	210,945	196,464
Stage 1 | Individuals | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Beginning balance	347,749	317,335
Transfer to Stage 2	(29,288)	53,024
Transfer to Stage 3	(4,101)	1,189
Cure from Stage 2	36,920	35,139
Cure from Stage 3	355	243
Acquisition / (Settlement)	59,172	49,245
Write-off	0	0
Ending balance	410,807	347,749
Stage 1 | Companies | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Beginning balance	332,440	278,412
Transfer to Stage 2	(8,619)	12,840
Transfer to Stage 3	(2,135)	1,734
Cure from Stage 2	6,727	5,339
Cure from Stage 3	506	212
Acquisition / (Settlement)	30,346	63,051
Write-off	0	0
Ending balance	359,265	332,440
Stage 2 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Beginning balance	93,709	89,699
Transfer to Stage 3	(25,406)	24,728
Cure from Stage 3	11,115	2,320
Acquisition / (Settlement)	(19,293)	(4,453)
Write-off	0	0
Cure to Stage 1	(53,189)	43,856
Transfer from Stage 1	48,008	74,727
Ending balance	54,944	93,709
Stage 2 | Foreign units Latin America | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Beginning balance	14,004	12,077
Transfer to Stage 3	(4,474)	4,601
Cure from Stage 3	2,287	475
Acquisition / (Settlement)	(2,047)	568
Write-off	0	0
Cure to Stage 1	(9,542)	3,378
Transfer from Stage 1	10,101	8,863
Ending balance	10,329	14,004
Stage 2 | Individuals | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Beginning balance	66,468	63,579
Transfer to Stage 3	(14,712)	14,153
Cure from Stage 3	6,652	1,307
Acquisition / (Settlement)	(15,907)	(2,150)
Write-off	0	0
Cure to Stage 1	(36,920)	35,139
Transfer from Stage 1	29,288	53,024
Ending balance	34,869	66,468
Stage 2 | Companies | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Beginning balance	13,237	14,043
Transfer to Stage 3	(6,220)	5,974
Cure from Stage 3	2,176	538
Acquisition / (Settlement)	(1,339)	(2,871)
Write-off	0	0
Cure to Stage 1	(6,727)	5,339
Transfer from Stage 1	8,619	12,840
Ending balance	9,746	13,237
Stage 3 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Beginning balance	55,131	60,237
Acquisition / (Settlement)	6,521	463
Write-off	(33,300)	(31,307)
Cure to Stage 1	(2,208)	477
Cure to Stage 2	(11,115)
Transfer from Stage 1	7,402	3,807
Cure to Stage 2		(2,320)
Transfer from Stage 2	25,406	24,728
Ending balance	47,837	55,131
Stage 3 | Foreign units Latin America | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Beginning balance	11,818	9,345
Acquisition / (Settlement)	(1,763)	(959)
Write-off	(3,051)	(1,556)
Cure to Stage 1	(1,347)	22
Cure to Stage 2	(2,287)
Transfer from Stage 1	1,166	884
Cure to Stage 2		(475)
Transfer from Stage 2	4,474	4,601
Ending balance	9,010	11,818
Stage 3 | Individuals | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Beginning balance	31,357	35,702
Acquisition / (Settlement)	9,497	6,019
Write-off	(25,110)	(24,156)
Cure to Stage 1	(355)	243
Cure to Stage 2	(6,652)
Transfer from Stage 1	4,101	1,189
Cure to Stage 2		(1,307)
Transfer from Stage 2	14,712	14,153
Ending balance	27,550	31,357
Stage 3 | Companies | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Beginning balance	11,956	15,190
Acquisition / (Settlement)	(1,213)	(4,597)
Write-off	(5,139)	(5,595)
Cure to Stage 1	(506)	212
Cure to Stage 2	(2,176)
Transfer from Stage 1	2,135	1,734
Cure to Stage 2		(538)
Transfer from Stage 2	6,220	5,974
Ending balance	R$ 11,277	R$ 11,956